GOODWILL (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Goodwill [Line Items]
Goodwill	$ 48,359	$ 47,326	$ 59,847
Goodwill, Impairment Loss	0	11,211	$ 0
Concord Corporation Pte Ltd [Member]
Goodwill [Line Items]
Goodwill	24,817	24,595
Concord [Member]
Goodwill [Line Items]
Goodwill	11,592	$ 11,488
Goodwill, Impairment Loss	$ 11,211
Fair Value Inputs, Terminal Value Growth Rate	2.00%	2.00%
Maximum [Member] | Concord [Member] | Measurement Input, Discount Rate [Member]
Goodwill [Line Items]
Fair Value Inputs Rate	16.00%	16.90%
Minimum [Member] | Concord [Member] | Measurement Input, Discount Rate [Member]
Goodwill [Line Items]
Fair Value Inputs Rate	12.70%	12.70%
Discount Rate [Member] | Concord [Member]
Goodwill [Line Items]
Percentage Of Goodwill Increase	1.00%
Percentage Of Goodwill Decrease	1.00%
Discount Rate [Member] | Maximum [Member] | Concord [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)	$ 1,980
Discount Rate [Member] | Minimum [Member] | Concord [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)	1,672
Terminal Value Growth Rate [Member] | Maximum [Member] | Concord [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)	808
Terminal Value Growth Rate [Member] | Minimum [Member] | Concord [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)	$ 697